CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit / (loss)	$ (316)	$ 683	$ 362
Items that may be reclassified to profit or loss
Foreign currency translation	(623)	49	(819)
Share of other comprehensive income / (loss) of Italy Joint Venture	0	0	(18)
Other	1	26	(7)
Items reclassified to profit or loss
Reclassification of accumulated foreign currency translation reserve to profit or loss upon disposal of foreign operation	96	0	(79)
Reclassification of accumulated share of other comprehensive income / (loss) of Italy Joint Venture to profit or loss	0	0	31
Other	(15)	(19)	5
Other comprehensive income / (loss) for the period, net of tax	(541)	56	(887)
Total comprehensive income / (loss)	(857)	739	(525)
Attributable to:
The owners of the parent	(800)	733	(138)
Non-controlling interests	(57)	6	(387)
Total comprehensive income / (loss)	$ (857)	$ 739	$ (525)